Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment
21. PROPERTY, PLANT AND EQUIPMENT

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(3)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2020	1,270	1,436	439	738	212	4,095
Additions	61	43	2	185	8	299
Disposals	(59)	(104)	(5)	(203)	(2)	(373)
At 31 December 2020	1,272	1,375	436	720	218	4,021
Accumulated depreciation:
At 1 January 2020	454	1,016	434	164	60	2,128
Charge for the year(2)	79	111	—	92	58	340
Disposals	(44)	(59)	—	(78)	—	(181)
At 31 December 2020	489	1,068	434	178	118	2,287
Net book value	783	307	2	542	100	1,734

Cost:
At 1 January 2019(1)	1,291	1,398	438	604	209	3,940
Additions	5	70	1	251	4	331
Disposals	(26)	(32)	—	(117)	(1)	(176)
At 31 December 2019	1,270	1,436	439	738	212	4,095
Accumulated depreciation:
At 1 January 2019	429	903	434	134	—	1,900
Charge for the year	39	161	—	81	60	341
Disposals	(14)	(48)	—	(51)	—	(113)
At 31 December 2019	454	1,016	434	164	60	2,128
Net book value	816	420	5	574	152	1,967
(1) Represents the value of the right-of-use assets, principally premises, recognised on 1 January 2019 upon adoption of IFRS 16.
(2) Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the year includes accelerated property depreciation of £9m (2019: £2m).
(3) Property, plant and equipment includes assets under construction of £55m (2019: £16m).
The Santander UK group leases properties, vehicles and other equipment which are classified as operating leases because they do not transfer substantially all of the risks and rewards incidental to ownership of the assets. Short-term leases are excluded. See the accounting policy in Note 1.